RESTRICTED CASH	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Restricted cash	RESTRICTED CASH
For the purposes of the Company's Consolidated Balance Sheets and Consolidated Statements of Cashflows, the Company's only restricted cash balances were $0.1 million as of December 31, 2025 (2024: $0.0 million). This is restricted by law for the Norwegian tax authorities in relation to social security of employees.